Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2021
ASE Technology Holding [Member]
Name Of The Related Party	ASE Technology Holding
Relationship	Affiliated company
Description	Sole owner of ASE Test Inc. which is Ainos KY’s board member and has more than 10% of the voting rights in Ainos KY
Taiwan Carbon Nano Technology Corporation ("TCNT") [Member]
Name Of The Related Party	Taiwan Carbon Nano Technology Corporation (“TCNT”)
Relationship	Affiliated company
Description	TCNT is the majority shareholder of Ainos KY
Dr. Stephen T. Chen [Member]
Name Of The Related Party	Dr. Stephen T. Chen
Relationship	Ainos’ former Chairman, President, CEO and CFO
Description	Shareholder with more than 5% of the Company voting rights in 2021 and 2020
Ainos, Inc. (Cayman Island) [Member]
Name Of The Related Party	Ainos, Inc. (Cayman Island) (“Ainos KY”)
Relationship	Affiliated company
Description	Ainos KY is the majority shareholder of the Company